Other Related Party Transactions - Tender Offer and Settlement Agreement (Details) $ / shares in Units, $ in Millions				1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 15, 2021 USD ($) $ / shares	Feb. 26, 2021 vote	Feb. 25, 2021 USD ($) vote $ / shares shares	Feb. 28, 2021 shares	Nov. 30, 2019 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2022 vote	Dec. 31, 2022 entity	Oct. 21, 2021 $ / shares	Oct. 30, 2019 entity	Oct. 29, 2019 entity
Related Party Transaction [Line Items]
Gross proceeds					$ 3,000.0
Stock sold, stock price (in usd per share) | $ / shares					$ 23.23
Common stock, number of votes per share | entity																10
Restructuring and other related (gains) costs								$ (200.0)	$ 434.0	$ 207.0
Percent of combined voting power		49.90%
Class C common stock
Related Party Transaction [Line Items]
Common stock, number of votes per share		1	3									1	1		3
WeWork Partnerships Profits Interest Units
Related Party Transaction [Line Items]
Catch up base amount			$ 0.0
Distribution threshold (in usd per share) | $ / shares			$ 10.00					$ 59.65	$ 59.65
SBG
Related Party Transaction [Line Items]
Payments for settlement	$ 106.0
Mr. Neumann | WeWork Partnerships Profits Interest Units
Related Party Transaction [Line Items]
Awards converted to common stock (in shares) | shares				19,896,032
Subsidiary sale of stock
Related Party Transaction [Line Items]
Restructuring and other related (gains) costs									$ 428.0
Share based compensation, award modification
Related Party Transaction [Line Items]
Restructuring and other related (gains) costs									$ 102.0
Affiliated Entity
Related Party Transaction [Line Items]
Gross proceeds	$ 922.0
Stock sold, stock price (in usd per share) | $ / shares	$ 23.23
Stock issuance costs						$ 48.0	$ 15.0
Affiliated Entity | We Holdings, LLC
Related Party Transaction [Line Items]
Gross proceeds			$ 578.0
Stock sold, stock price (in usd per share) | $ / shares			$ 23.23
Stock sold (in shares) | shares			24,901,342
Chief Executive Officer
Related Party Transaction [Line Items]
Settlement agreement, cease of beneficial share ownership threshold (at least) | shares											15,720,950
Distribution threshold (in usd per share) | $ / shares														$ 10.38